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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          9/30/03
                                                ---------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   ATLANTIC TRUST CO NA
        -------------------------------------------------------

Address: 100 Federal Street
        -------------------------------------------------------
        Boston, MA 02110
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 028-10222
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allan Kiser
        -------------------------------------------------------

Title:  Director of Compliance
        -------------------------------------------------------

Phone:  212-259-3878
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Allan Kiser                 Boston, MA                         11/14/03
-----------------------------   -------------------------     ------------------
          [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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
                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ---------------------------------------

Form 13F Information Table Entry Total:                    68
                                        ---------------------------------------

Form 13F Information Table Value Total: $             176,589
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name
           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]

                                                                       SH/
                                TITLE OF               VALUE  SHARES/  PUT/PRN  INVSTMT
NAME OF ISSUER                  CLASS         CUSIP  (X1000)  PRN AMT  CALL     DSCRETN     SOLE  SHARED  NONE
3M COMPANY COM                  COM       88579Y101    2288     33128  SH       DEFINED    32578     550     0
ABBOTT LABS                     COM         2824100     995     23390  SH       DEFINED    23015     375     0
ALLERGAN INC COM                COM        18490102    1013     12870  SH       DEFINED    12820      50     0
AMERICAN EXPRESS CO             COM        25816109    1001     22210  SH       DEFINED    21835     375     0
AMERICAN INTL GROUP INC         COM        26874107    1986     34414  SH       DEFINED    33893     521     0
AMGEN INC                       COM        31162100    2828     43838  SH       DEFINED    42913     925     0
AMSOUTH BANCORPORATION          COM        32165102    6170    290755  SH       SOLE      290755       0     0
ANALOG DEVICES INC              COM        32654105    2759     72571  SH       DEFINED    71096    1475     0
ASM HLDGS N V ORD               COM       N07059111     917     69864  SH       DEFINED    68889     975     0
AUSPEX SYS INC COM              COM        52116100       2     51400  SH       SOLE       51400       0     0
AUTOMATIC DATA PROCESSING       COM        53015103    1264     35251  SH       DEFINED    34701     550     0
AVON PRODS INC                  COM        54303102    2825     43755  SH       DEFINED    43305     450     0
BERKSHIRE HATHAWAY INC DEL CL   COM        84670207    1360       545  SH       SOLE         545       0     0
BIOCRYST PHARMACEUTICALS INC    COM       09058V103     105     15796  SH       SOLE       15796       0     0
BP P.L.C.                       COM        55622104    2432     57769  SH       DEFINED    56844     925     0
CARDINAL HLTH INC               COM       14149Y108    1525     26120  SH       DEFINED    25895     225     0
CATERPILLAR INC                 COM       149123101    1149     16685  SH       DEFINED    16435     250     0
CHEVRONTEXACO CORPORATION       COM       166764100     264      3695  SH       DEFINED     3495     200     0
CISCO SYS INC                   COM       17275R102    2322    118550  SH       DEFINED   112400    6150     0
CITIGROUP INC.                  COM       172967101    2332     51237  SH       SOLE       51237       0     0
COCA COLA CO                    COM       191216100     226      5271  SH       SOLE        5271       0     0
COLGATE PALMOLIVE CO            COM       194162103   57339   1025930  SH       SOLE     1025930       0     0
COMCAST CORP CL A SPL           COM       20030N200    1370     46215  SH       DEFINED    45565     650     0
COX COMMUNICATIONS INC NEW CL   COM       224044107    1368     43277  SH       DEFINED    42627     650     0
DELL INC                        COM       24702R101    3420    102348  SH       DEFINED   101151    1197     0
EXXON CORPORATION               COM       30231G102     921     25174  SH       SOLE       25174       0     0
FIFTH THIRD BANCORP COM         COM       316773100     956     17215  SH       DEFINED    16940     275     0
FIRST DATA CORP                 COM       319963104    2334     58398  SH       DEFINED    57523     875     0
GENERAL ELEC CO                 COM       369604103    4932    165442  SH       DEFINED   162867    2575     0
GENUINE PARTS CO                COM       372460105     319      9985  SH       SOLE        9985       0     0
GOLDMAN SACHS GROUP INC         COM       38141G104    1553     18508  SH       DEFINED    18208     300     0
GREY WOLF INC COM               COM       397888108     171     49000  SH       SOLE       49000       0     0
HOME DEPOT INC                  COM       437076102    2277     71480  SH       DEFINED    70180    1300     0

I B M                           COM       459200101     225      2543  SH       SOLE        2543       0     0
INPUT/OUTPUT INC COM            COM       457652105      98     25000  SH       SOLE       25000       0     0
INTEL CORP                      COM       458140100    1570     57049  SH       DEFINED    56324     725     0
JOHNSON & JOHNSON               COM       478160104    2440     49275  SH       DEFINED    48675     600     0
KOMAG INC COM                   COM       500453105       0     24547  SH       SOLE       24547       0     0
LIBERTY MEDIA CORP SERIES A CO  COM       530718105    2318    232483  SH       SOLE      232483       0     0
LUCENT TECHNOLOGIES INC COM     COM       549463107      50     23272  SH       SOLE       23272       0     0
MAXIM INTEGRATED PRODS INC      COM       57772K101    1713     43495  SH       DEFINED    42695     800     0
MAXYGEN INC COM                 COM       577776107     708     69140  SH       SOLE       69140       0     0
MEDTRONIC INC                   COM       585055106    3089     65837  SH       DEFINED    64637    1200     0
MICROSOFT CORP                  COM       594918104    4738    170424  SH       DEFINED   167924    2500     0
MIDDLEBURG FINANCIAL CORP COM   COM       596094102    2930     79200  SH       SOLE       79200       0     0
NETSCOUT SYS INC COM            COM       64115T104     619    130000  SH       SOLE      130000       0     0
NOVARTIS AG - ADR               COM       66987V109    1612     41500  SH       DEFINED    40850     650     0
NOVELLUS SYS INC COM            COM       670008101     791     23555  SH       DEFINED    23155     400     0
PEPSICO INC                     COM       713448108    2321     50635  SH       DEFINED    49835     800     0
PFIZER INC                      COM       717081103    3152    103748  SH       DEFINED   102373    1375     0
PROCTER & GAMBLE COMPANY        COM       742718109     449      4832  SH       SOLE        4832       0     0
PROTECTIVE LIFE CORP            COM       743674103    4189    140320  SH       SOLE      140320       0     0
SCHLUMBERGER                    COM       806857108    2347     48495  SH       DEFINED    47695     800     0
SLM CORPORATION COM             COM       78442P106    2359     60555  SH       DEFINED    59580     975     0
SOUTHTRUST CORP                 COM       844730101    7776    264839  SH       SOLE      264839       0     0
STAPLES INC                     COM       855030102     787     33007  SH       SOLE       33007       0     0
SYMYX TECHNOLOGIES INC COM      COM       87155S108     452     21002  SH       SOLE       21002       0     0
SYSCO CORP                      COM       871829107    2434     74425  SH       DEFINED    73275    1150     0
TARGET CORP                     COM       8.76E+110    1794     47665  SH       DEFINED    46865     800     0
UNITED PARCEL SVC INC CL B      COM       911312106    1738     27236  SH       DEFINED    26811     425     0
UNITEDHEALTH GROUP INC          COM       91324P102    1164     23140  SH       DEFINED    22740     400     0
UNIVERSAL INSURANCE HOLDING IN  COM       91359V107     261   2900000  SH       SOLE     2900000       0     0
VERITAS SOFTWARE CO COM         COM       923436109    1752     55580  SH       DEFINED    54705     875     0
VIACOM INC CL B                 COM       925524308    2612     68199  SH       DEFINED    67099    1100     0
WAL MART STORES INC             COM       931142103    1591     28494  SH       SOLE       28494       0     0
WALGREEN COMPANY                COM       931422109    1702     55560  SH       DEFINED    54610     950     0
WELLS FARGO NEW                 COM       949746101    2085     40490  SH       DEFINED    39740     750     0